FAIR VALUE MEASUREMENTS - Quantitative Information about Level 3 Fair Value Measurements (Details) $ in Thousands	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Equity securities at fair value	$ 2,623